CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Total revenue	$ 23,692	$ 4,785
Cost of revenues:
Total cost of revenue	17,051	3,496
Gross profit	6,641	1,289
Operating expenses:
Research and development	11,416	15,710
Sales and marketing	27,404	7,365
General and administrative	20,013	5,110
Loss from impairment of property and equipment	1,869	0
Total operating expenses	60,702	28,185
Loss from operations	(54,061)	(26,896)
Other income (expense), net:
Interest expense, net	(6,095)	(430)
Loss on disposal of property and equipment	(617)
Loss on extinguishment of debt	(12,685)	(66)
Change in fair value of derivative liability	(1,745)
Change in fair value of contingent earn-out liability	46,212
Change in fair value of contingently issuable common stock	6,406
Change in fair value of public warrant liability	12,606
Change in fair value of common stock warrant liability	(879)
Total other income (expense), net	43,203	(496)
Net loss and comprehensive loss attributable to common stockholders - basic	(10,858)	(27,392)
Net loss and comprehensive loss attributable to common stockholders - diluted	$ (10,858)	$ (27,392)
Net loss per share attributable to common stockholders - basic (in dollars per share)	$ (0.15)	$ (3.07)
Net loss per share attributable to common stockholders - diluted (in dollars per share)	$ (0.15)	$ (3.07)
Weighted average common shares outstanding - basic (in shares)	71,662,694	8,932,404
Weighted average common shares outstanding - diluted (in shares)	71,662,694	8,932,404
Product revenue
Revenue:
Revenue	$ 13,917	$ 1,279
Cost of revenues:
Cost of revenue	12,471	1,177
Subscription revenue.
Revenue:
Subscription revenue	7,855	2,637
Cost of revenues:
Cost of subscription revenue	3,644	1,824
Service revenue.
Revenue:
Revenue	1,920	869
Cost of revenues:
Cost of revenue	$ 936	$ 495